Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 06, 2025	Nov. 07, 2024	Sep. 30, 2024
Warrant [Member]
Subsequent Events [Line Items]
Warrants expire years			5 years
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate units (in Shares)		180,000,000
Number of ordinary shares (in Shares)		1
Price per share		$ 0.0001
Purchase share (in Shares)		1
Exercise price		$ 0.388
Initial exercise price		$ 0.155
Aggregate purchase price (in Dollars)		$ 27,900
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate units (in Shares)	10,200,000
Number of ordinary shares (in Shares)	1
Price per share	$ 0.0001
Exercise price	0.344
Initial exercise price	$ 0.15
Aggregate purchase price (in Dollars)	$ 1,530
November 2024 Private Placement [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price			$ 0.388
January 2025 Private Placement [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price			$ 0.344